Schwab Funds®

211 Main Street

San Francisco, CA 94105

July 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments
File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the forms of Prospectus and Statement of Additional Information, dated June 28, 2012, for the Schwab Global Real Estate Fund do not differ from those contained in the most recent Post-Effective Amendment No. 100 to the Trust’s Registration Statement, which was filed electronically with the Securities and Exchange Commission on June 26, 2012.

Sincerely,

/s/ Audra Mai

Audra Mai

Vice President and Associate General Counsel

Charles Schwab Investment Management, Inc.